DIVIDENDS	12 Months Ended
Mar. 31, 2026
Dividends
DIVIDENDS

17.	DIVIDENDS

During the year ended March 31, 2025, prior to the corporate reorganization and the Company’s initial public offering, Vantage Shipbrokers Pte. Ltd. declared interim tax-exempt (one-tier) dividends totaling US$11,849,995 payable to its then controlling shareholders. Of this amount, US$774,720 was settled through an offset against amounts due from a director, US$4,474,273 was paid on February 22, 2025, and a further US$2,215,173 was paid during the year ended March 31, 2026.

Accordingly, the dividend payable balance of US$5,049,983 as of March 31, 2026 consisted of US$4,385,829, representing the unpaid portion of the dividend declared by Vantage Shipbrokers Pte. Ltd., and US$664,154 of pre-acquisition dividend liabilities assumed as part of the business acquisitions completed during the year.

No dividends were declared by the Company during the year ended March 31, 2026.

	For the Year Ended March 31,
	2025	2026
	US$	US$

Dividends declared:
-Interim tax-exempt (one-tier) dividend for 2025 and 2026	11,849,995	-

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS